Intangible Assets - Summary of Sensitivity Analyses of Recoverable Amount of CGU (Detail)	12 Months Ended
Dec. 31, 2019
Impact of -35% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	35.00%
Impact of -30% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	30.00%
Impact of -25% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	25.00%
Discount rate at 14.6% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	14.60%
Discount rate at 14.6% [member] | Impact of -35% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	12.00%
Discount rate at 14.6% [member] | Impact of -30% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	7.00%
Discount rate at 15.40% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	15.30%
Discount rate at 15.40% [member] | Impact of -35% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	20.00%
Discount rate at 15.40% [member] | Impact of -30% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	15.00%
Discount rate at 15.40% [member] | Impact of -25% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	9.00%
Discount rate at 16.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	16.00%
Discount rate at 16.0% [member] | Impact of -35% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	27.00%
Discount rate at 16.0% [member] | Impact of -30% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	23.00%
Discount rate at 16.0% [member] | Impact of -25% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	17.00%